Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2025				2024
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,820	119,381	122,201	2,406	104,093	106,499
– treasury and other eligible bills	778	212	990	732	393	1,125
– debt securities	2,042	68,728	70,770	1,674	59,904	61,578
– equity securities	—	50,441	50,441	—	43,796	43,796
Loans and advances to banks and customers	1,122	7,047	8,169	951	6,120	7,071
Other	—	2,693	2,693	—	2,199	2,199
At 31 Dec	3,942	129,121	133,063	3,357	112,412	115,769